Deposits for Plant, Property and Equipment (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2021
Property, Plant and Equipment [Abstract]
Modular data center	$ 8,629,005	$ 69,280,821